Goodwill and Other Intangible Assets - Schedule of changes in the net carrying amount of goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the net carrying amount of goodwill (in millions)
Balance at the beginning of the period	$ 8,171	$ 8,358
Goodwill related to current year acquisitions	34	38
Goodwill related to disposals	(11)	(2)
Goodwill related to prior year acquisitions	2	4
Foreign currency translation	(31)	(227)
Balance at the end of the period	$ 8,165	$ 8,171